UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if amendment |_|; Amendment Number: ____

This Amendment (Check only one): |_| a restatement
                                 |_| adds new holdings entries

Institutional Investment Manager Filing this report:

Name:  Greenhaven Associates, Inc.
       Three Manhattanville Road
       Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim             Purchase, NY               February 11, 2004
-----------------------             ------------               -----------------
      [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-----------------------------       ------------------------------------------
[Repeat as necessary.]

Greenhaven Associates, Inc.
13F as of December 31, 2003

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      COL 1                              COL 2      COL 3        COL 4      COL 5            COL 6                    COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                 VALUE    PRINCIPAL                SHARED    VOTING AUTHORITY SHARES
  NAME OF ISSUER                         CLASS      CUSIP        $000      AMOUNT       SOLE       OTHERS       SOLE         NONE
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum
  Corp (APC)                             COMMON   032511107     207,953   4,076,720     631,000   3,445,720     631,000   3,445,720
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
  Santa Fe (BNI)                         COMMON   12189T104      32,780   1,013,300               1,013,300               1,013,300
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes (BZH)                       COMMON   07556Q105      53,000     542,700      55,500     487,200      55,500     487,200
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                        COMMON   152312104     438,114   4,069,800   1,154,500   2,915,300   1,154,500   2,915,300
------------------------------------------------------------------------------------------------------------------------------------
Cavco Industries,
  Inc. (CVCO)                            COMMON   149568107       4,647     193,615      47,775     145,840      47,775     145,840
------------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco
  Corp (CVX)                             COMMON   166764100      70,745     818,900      30,000     788,900      30,000     788,900
------------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                     COMMON   244199105     124,577   1,915,100       4,900   1,910,200       4,900   1,910,200
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc
  (DHI)                                  COMMON   23331A109      79,895   1,846,850               1,846,850               1,846,850
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories,
  Inc (DLI)                              COMMON   245091103       4,335     173,380     173,380                 173,380
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE
  (DO)                                   COMMON   25271C102      14,648     714,200                 714,200                 714,200
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corporation
  (ECA)                                  COMMON   292505104      40,644   1,030,530               1,030,530               1,030,530
------------------------------------------------------------------------------------------------------------------------------------
Franklin Covey
  Co (FC)                                COMMON   353469109         470     167,800                 167,800                 167,800
------------------------------------------------------------------------------------------------------------------------------------
Frontline Limited
  (FRO)                                  COMMON   G3682E127         446      17,500                  17,500                  17,500
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics
  Corp (GD)                              COMMON   369550108      67,012     741,360                 741,360                 741,360
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy
  LP (GEL)                               COMMON   371927104       4,249     433,600     271,410     162,190     271,410     162,190
------------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                           COMMON   48666K109      10,893     150,200       2,500     147,700       2,500     147,700
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation
  (LEN)                                  COMMON   526057104      78,115     813,700      15,000     798,700      15,000     798,700
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp Class B
  (LEN.B)                                COMMON   526057302       9,798     107,200       1,500     105,700       1,500     105,700
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre (LFB)                     COMMON   543213102       1,235     100,000     100,000                 100,000
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP (LH)                     COMMON   50540R409       1,122      30,352                  30,352                  30,352
------------------------------------------------------------------------------------------------------------------------------------
NATUZZI S.p.A (NTZ)                      COMMON   63905A101         235      23,300                  23,300                  23,300
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer
  Pipeline LP (PAA)                      COMMON   726503105       9,251     285,000     135,000     150,000     135,000     150,000
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                   COMMON   745867101     271,807   2,903,300     903,000   2,000,300     903,000   2,000,300
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch (RD)                         COMMON   780257804      67,976   1,297,500               1,297,500               1,297,500
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)                   COMMON   783549108     131,454   3,849,300     675,200   3,174,100     675,200   3,174,100
------------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.
  (RIG)                                  COMMON   G90078109      35,432   1,475,700               1,475,700               1,475,700
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                       COMMON   783764103      11,825     133,400                 133,400                 133,400
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                            COMMON   833034101      44,696   1,386,350      78,500   1,307,850      78,500   1,307,850
------------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore
  SA  (SOSA)                             COMMON   861567105       4,703   1,919,500   1,291,000     628,500   1,291,000     628,500
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific
  Corp (SPF)                             COMMON   85375C101         267       5,500                   5,500                   5,500
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping
  Corp (TK)                              COMMON   Y8564W103      55,433     972,000     159,000     813,000     159,000     813,000
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers,
  Inc. (TOL)                             COMMON   889478103      35,609     895,600      24,700     870,900      24,700     870,900
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident
  Corp (UNM)                             COMMON   91529Y106     111,108   7,045,555   1,294,200   5,751,355   1,294,200   5,751,355
------------------------------------------------------------------------------------------------------------------------------------
              TOTAL                                           2,024,472
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

Greenhaven Associates, Inc.                                            2/11/2004